LIBERTY MANAGED MUNICIPALS FUND
                                Semiannual Report
                                December 31, 2002



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


                         LIBERTY MANAGED MUNICIPALS FUND
                                Semiannual Report
                                December 31, 2002


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


 PRESIDENT'S MESSAGE


[Photo of Keith T. Banks]


Dear Shareholder:

The municipal bond market generated positive results despite a mixed environment over the past six months. Declining interest rates in the first half of the period were favorable for municipal bonds, which also benefited from investor interest in the sector's relative stability and attractive after-tax returns. However, the environment weakened as interest rates rose in the final three months of the period and investors began to fear the pressures that tax cuts and a weaker-than-expected economy could have on revenues for states and municipalities.

The following report will provide you with more detailed information about the performance of Liberty Managed Municipals Fund and the strategies used by the fund's manager. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President


NET ASSET VALUE PER SHARE as of 12/31/02 ($)
         Class A                          9.14
         Class B                          9.14
         Class C                          9.14
         Class Z                          9.14

DISTRIBUTIONS DECLARED PER SHARE 7/1/02 - 12/31/02 ($)
         Class A                          0.06
         Class B                          0.05
         Class C                          0.06
         Class Z                          0.20



             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 PERFORMANCE INFORMATION

Value of a $10,000 investment
12/31/92 - 12/31/02


PERFORMANCE OF A $10,000 INVESTMENT
12/31/92 - 12/31/02 ($)

                  without      with
                   sales       sales
                  charge      charge
--------------------------------------
 Class A          18,135      17,275
--------------------------------------
 Class B          18,114      18,114
--------------------------------------
 Class C          18,122      18,122
--------------------------------------
 Class Z          18,147        n/a


[mountain chart data]:


                Class A shares         Class A shares               Lehman Bros.
          without sales charge      with sales charge       Municipal Bond Index

12/1992                $10,000                $ 9,525                    $10,000
                        10,114                  9,634                     10,116
                        10,529                 10,029                     10,482
                        10,386                  9,892                     10,371
                        10,489                  9,991                     10,476
                        10,526                 10,026                     10,535
                        10,665                 10,158                     10,710
                        10,667                 10,160                     10,724
                        10,887                 10,370                     10,947
                        11,004                 10,482                     11,072
                        11,019                 10,495                     11,093
                        10,917                 10,399                     10,996
                        11,127                 10,599                     11,228
                        11,259                 10,725                     11,356
                        10,962                 10,442                     11,062
                        10,543                 10,043                     10,611
                        10,593                 10,090                     10,702
                        10,680                 10,173                     10,795
                        10,633                 10,128                     10,729
                        10,782                 10,270                     10,925
                        10,822                 10,308                     10,963
                        10,677                 10,169                     10,802
                        10,506                 10,007                     10,610
                        10,335                  9,844                     10,418
                        10,527                 10,027                     10,647
                        10,834                 10,320                     10,952
                        11,099                 10,571                     11,270
                        11,203                 10,671                     11,400
                        11,192                 10,660                     11,414
                        11,516                 10,969                     11,778
                        11,390                 10,849                     11,675
                        11,470                 10,926                     11,786
                        11,603                 11,052                     11,936
                        11,695                 11,140                     12,011
                        11,881                 11,317                     12,185
                        12,132                 11,555                     12,387
                        12,279                 11,695                     12,506
                        12,360                 11,772                     12,601
                        12,209                 11,629                     12,516
                        12,009                 11,438                     12,356
                        11,968                 11,399                     12,321
                        11,982                 11,413                     12,316
                        12,104                 11,529                     12,450
                        12,214                 11,634                     12,562
                        12,201                 11,621                     12,560
                        12,394                 11,805                     12,736
                        12,547                 11,951                     12,880
                        12,796                 12,188                     13,115
                        12,742                 12,137                     13,060
                        12,757                 12,151                     13,085
                        12,880                 12,268                     13,205
                        12,697                 12,094                     13,030
                        12,796                 12,188                     13,139
                        12,997                 12,380                     13,338
                        13,140                 12,516                     13,480
                        13,530                 12,888                     13,854
                        13,385                 12,750                     13,723
                        13,563                 12,919                     13,887
                        13,638                 12,990                     13,976
                        13,710                 13,059                     14,058
                        13,932                 13,271                     14,263
                        14,066                 13,398                     14,410
                        14,045                 13,378                     14,415
                        14,031                 13,365                     14,428
                        13,969                 13,306                     14,363
                        14,196                 13,521                     14,590
                        14,240                 13,563                     14,646
                        14,271                 13,593                     14,683
                        14,501                 13,812                     14,911
                        14,667                 13,971                     15,097
                        14,621                 13,926                     15,097
                        14,664                 13,968                     15,150
                        14,698                 14,000                     15,188
                        14,886                 14,179                     15,368
                        14,772                 14,070                     15,301
                        14,772                 14,070                     15,322
                        14,831                 14,126                     15,361
                        14,718                 14,019                     15,271
                        14,478                 13,790                     15,052
                        14,529                 13,839                     15,106
                        14,385                 13,702                     14,985
                        14,350                 13,669                     14,991
                        14,172                 13,499                     14,829
                        14,284                 13,606                     14,986
                        14,193                 13,519                     14,874
                        14,089                 13,420                     14,808
                        14,282                 13,604                     14,980
                        14,587                 13,894                     15,307
                        14,480                 13,792                     15,216
                        14,360                 13,678                     15,137
                        14,749                 14,049                     15,538
                        14,969                 14,258                     15,754
                        15,238                 14,515                     15,997
                        15,098                 14,381                     15,914
                        15,270                 14,545                     16,087
                        15,441                 14,708                     16,210
                        15,968                 15,209                     16,610
                        16,059                 15,296                     16,774
                        16,155                 15,388                     16,828
                        16,276                 15,503                     16,979
                        15,860                 15,106                     16,796
                        16,071                 15,307                     16,978
                        16,246                 15,474                     17,091
                        16,657                 15,866                     17,344
                        17,070                 16,259                     17,630
                        16,901                 16,098                     17,570
                        17,207                 16,389                     17,780
                        16,835                 16,035                     17,630
                        16,574                 15,787                     17,463
                        16,892                 16,090                     17,765
                        17,154                 16,339                     17,978
                        16,686                 15,893                     17,626
                        17,095                 16,283                     17,969
                        17,196                 16,379                     18,079
                        17,393                 16,567                     18,271
                        17,593                 16,758                     18,506
                        17,775                 16,930                     18,728
                        18,210                 17,345                     19,138
                        17,764                 16,920                     18,821
                        17,647                 16,808                     18,742
12/2002                 18,135                 17,275                     19,137



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on December 31, 1992 and reinvestment of income and capital gains distributions. The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of high-yield bonds. Unlike the fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.



Average annual total return as of 12/31/02 (%)
Share class                       A                           B                           C                     Z
Inception                      11/1/02                     11/1/02                     11/1/02               2/23/77
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with         without
                         sales         sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)              4.33         -0.67          4.20         -0.80          4.25           3.25          4.40
-------------------------------------------------------------------------------------------------------------------
1-year                    9.48          4.23          9.36          4.36          9.41           8.41          9.56
-------------------------------------------------------------------------------------------------------------------
5-year                    5.42          4.40          5.40          5.08          5.41           5.41          5.44
-------------------------------------------------------------------------------------------------------------------
10-year                   6.13          5.62          6.12          6.12          6.13           6.13          6.14
-------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes A, B, and C shares (newer class shares) performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A,B and C would have been lower.

SEC YIELDS AS OF 12/31/02 (%)
CLASS A             3.49
CLASS B             2.92
CLASS C             3.21
CLASS Z             3.86

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the of the period.

MATURITY BREAKDOWN AS OF 12/31/02 (%)

[bar chart data]:

0-1 years                   0.9
1-3 years                   0.2
3-5 years                   1.5
5-7 years                   8.7
7-10 years                 15.6
10-15 years                28.8
15-20 years                27.0
20-25 years                 8.3
25 years and over           6.7
Net cash & equivalents      2.3

Maturity breakdown is calculated as a percentage of net assets, including short-term obligations.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity.

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality and maturity breakdowns in the future.


TAXABLE-EQUIVALENT SEC YIELDS
AS OF 12/31/02 (%)
CLASS A                    5.68
CLASS B                    4.76
CLASS C                    5.23
CLASS Z                    6.29


Taxable-equivalent SEC yields are based on the maximum effective 38.60% federal and state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.




PORTFOLIO MANAGER'S REPORT

For the six-month period that ended December 31, 2002, class A shares of Liberty Managed Municipals Fund returned 4.33% without a sales charge. This performance slightly lagged the fund's benchmark, the Lehman Brothers Municipal Bond Index, which returned 4.75% for the same period. However, the fund outperformed its peer group. The average return for the Lipper General Municipal Debt Fund Category was 4.00% at the end of the period.1 The fund's investment in airline bonds accounted for its slight underperformance relative to its benchmark. Airline bonds were hurt by lackluster economic growth, rising oil prices and heightened fears of global terrorism.

MARKET REMAINED VOLATILE
During the second half of 2002, the fixed-income markets experienced much volatility, even as interest rates generally moved lower. We initially anticipated economic growth to be moderate and uneven. Early in the summer, however, the absence of increased business spending, coupled with geopolitical uncertainty, a soft labor market and corporate governance scandals raised fears of further economic weakness. In November, the Federal Reserve Board lowered the federal funds rate to 1.25%, a 41-year low, in an effort to avert a double-dip recession and reduce concerns about deflation.

INTERMEDIATE MATURITY, NON-CALLABLE
BONDS BOOSTED RETURNS
Given this environment, investments in bonds with intermediate maturities (12-18 years) helped the fund achieve solid returns. Bond investors reacted to lower short-term interest rates by moving into intermediate-term bonds, increasing demand and pushing up bond prices in the sector. In addition, a steep yield curve offers more generous yield on intermediate bonds than usual, creating a more attractive risk reward profile for this maturity range. Intermediate bonds offered much of the incremental yield of long-term bonds without as much added volatility.

Within the intermediate maturity area, we focused on premium coupon bonds that have good call protection or are non-callable. (A non-call provision means that issuers cannot redeem the bonds prior to


--------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

maturity. Non-callable bonds issued at a premium have a higher-than-market-rate coupon or stated interest rate.) Intermediate-term non-callable bonds are more sensitive to declines in long-term interest rates than similar bonds that are callable. The fundholdings of zero coupon bonds also added to performance. A zero coupon bond is purchased at a deep discount to its face value and only pays interest at maturity. Like non-callable bonds, zero coupon bonds are highly sensitive to declining interest rates. As interest rates fell at the end of the period, zero coupon bonds and non-callable bonds rallied.

OHIO ASSETS ENHANCED FUND'S PORTFOLIO
In November, Liberty Ohio Tax-Exempt Fund was merged into Liberty Managed Municipals Fund. As a result, the fund's exposure to Ohio is now its largest geographic concentration, at approximately 14.02% of net assets.2 We believe the merger to be a good fit, as Liberty Ohio Tax-Exempt Fund generally emphasized intermediate, non-callable, high-quality bonds, which Liberty Managed Municipals Fund also favors.

YIELDS REMAIN ATTRACTIVE FOR
INVESTORS IN HIGH TAX BRACKETS
In the year ahead, we anticipate irregular economic growth, a sluggish recovery and minimal inflationary pressures. Our investment strategy will continue to focus on the intermediate maturity range in premium bonds that have good call protection or are non-callable. For sector selection, we will target essential services such as water and sewer revenue bonds, and those that are backed by dedicated revenue streams from user fees. With heavy municipal bond issuance expected in 2003, we will continue to emphasize credit research.

/s/ Kimberly A. Campbell

The fund is managed by Kimberly A. Campbell. In addition to serving as the fund's portfolio manager, Kimberly has been chief trader for municipal investments of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated since 1995. Both Colonial and Stein Roe are affiliates of Columbia Management Group.




------------------
Tax-exempt investing offers current tax-free income, but it also involves certain risks. Investing in high yield bonds involves greater credit than investing in higher-quality bonds. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The municipal bond management team seeks to identify opportunities and attempts to react quickly to market changes



 QUALITY BREAKDOWN AS OF 12/31/02 (%)

[bar chart data]:

AAA                         61.7
AA                          11.9
A                            9.5
BBB                          6.9
BB                           0.4
B                            0.4
CCC                          0.2
CC                           0.3
Non-rated                    6.4
Net cash & equivalent        2.3



Quality breakdown is calculated as a percentage of net assets. Ratings shown in the quality breakdown represent the lowest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this breakdown in the future.

2 Sector breakdown is disclosed as of December 31, 2002, and is subject to change

 INVESTMENT PORTFOLIO

December 31, 2002 (Unaudited)


MUNICIPAL BONDS - 96.1%               PAR         VALUE
--------------------------------------------------------
EDUCATION - 4.8%
EDUCATION - 4.1%
CA State Educational Facilities
   Authority, Loyola Marymount
   University, Series 2001 A,
   (a) 10/01/20               $ 1,000,000    $  412,610
MA State Development Finance
   Agency, Boston University,
   Series 1999 P,
   5.450% 05/15/59              1,000,000       991,610
MA State Industrial Finance
   Agency, Tufts University,
   Series 1998 H,
   4.750% 02/15/28              1,750,000     1,737,978
OH State, University of Akron,
   Series 1999,
   5.750% 01/01/12              1,000,000     1,137,790
OH State Higher Educational
   Facilities Reserve, Case
   Western Reserve University,
   Series 1994,
   6.250% 10/01/17              4,340,000     5,353,867
TX State, University of Texas,
   Series 2002 A:
   5.250% 08/15/16              4,875,000     5,460,926
   5.250% 08/15/19              1,500,000     1,654,740
VA State College Building
   Authority, Washington and
   Lee University, Series 2001,
   5.375% 01/01/21              2,000,000     2,224,840
WV State University,
   Series 2000 A,
   (a) 04/01/18                 3,800,000     1,829,776
                                           ------------
                                             20,804,137
                                           ------------
STUDENT LOAN - 0.7%
ME State Educational Loan
   Marketing Corp.,
   Series 1994 B-1,
   6.500% 11/01/09              3,000,000     3,354,240
                                           ------------

-------------------------------------------------------
HEALTHCARE - 7.5%
CONGREGATE CARE RETIREMENT - 1.0%
FL Capital Project Finance
   Authority, Glenridge on
   Palmer Ranch, Series 2002 A,
   8.000% 06/01/32                500,000       480,675
OH Hamilton County Health
   Care Facilities Revenue,
   Twin Towers, Series 1998 A,
   5.125% 10/01/18                500,000       469,935





                                      PAR         VALUE
--------------------------------------------------------
OH Marion County Health
   Care Facilities Revenue
   United Church Homes, Inc.,
   Series 1993,
   6.375% 11/15/10            $   740,000     $ 761,830
PA Montgomery County
   Industrial Development
   Authority, Adult Communities
   Total Services, Series 1996 B,
   5.750% 11/15/17              3,500,000     3,611,265
                                           ------------
                                              5,323,705
                                           ------------
HEALTH SERVICES - 0.4%
MA State Development Finance
   Agency, Boston Biomedical
   Research Institute,
   Series 1999,
   5.650% 02/01/19                310,000       292,783
WI State Health & Educational
   Facilities Authority, Marshfield
   Clinic, Series 1999,
   6.250% 02/15/29              1,600,000     1,755,952
                                           ------------
                                              2,048,735
                                           ------------
HOSPITAL - 5.7%
FL Citrus County Capital
   Improvement Revenue,
   Citrus Memorial Hospital,
   Series 2002,
   6.375% 08/15/32                750,000       745,485
FL West Orange Healthcare
   District, Series 2001 A,
   5.650% 02/01/22              1,050,000     1,054,232
IL State Development Finance
   Authority, Adventist Health
   System, Series 1999,
   5.500% 11/15/20              2,650,000     2,642,050
IL State Health Facilities
   Authority, Swedish American
   Hospital, Series 2000,
   6.875% 11/15/30              1,000,000     1,073,640
LA State Public Facilities
   Authority, Touro Infirmary,
   Series 1999,
   5.625% 08/15/29              1,740,000     1,724,462
MA State Health & Educational
   Facilities Authority:
   Dana Farber Cancer
   Institute, Series 1995 G-1,
   6.250% 12/01/22              3,265,000     3,415,419
   Massachusetts General Hospital,
   Series 1992 F,
   6.250% 07/01/12              5,750,000     6,820,650




See notes to investment portfolio.

December 31, 2002 (Unaudited)



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
--------------------------------------------------------
HEALTHCARE (CONTINUED)
HOSPITAL (CONTINUED)
   South Shore Hospital,
   Series 1999 F:
   5.625% 07/01/19            $ 1,000,000   $ 1,018,590
   5.750% 07/01/29              2,500,000     2,513,350
MD State Health & Educational
   Facilities Authority, University
   of Maryland Medical System,
   6.750% 07/01/30                500,000       542,280
MI Dickinson County,
   Series 1999,
   5.800% 11/01/24              1,000,000     1,107,170
NV Henderson,
   Catholic Healthcare West,
   Series 1999 A,
   6.750% 07/01/20              1,000,000     1,055,840
OH Belmont County, Ohio
   Valley Medical Center, Inc.,
   Series 1998,
   5.700% 01/01/13                500,000       429,630
OH Green Springs Health
   Care Facilities, St. Francis
   Health Care Center Project,
   Series 1994 A,
   7.000% 05/15/04                370,000       368,305
OH Highland County Joint
   Township Hospital District,
   Series 1999,
   6.750% 12/01/29                485,000       455,764
OH Miami County Hospital
   Facilities Revenue, Upper
   Valley Medical Center,
   Series 1996 C,
   6.000% 05/15/06              1,000,000     1,065,410
OH Montgomery County,
   Franciscan Sisters of the Poor,
   Series 1985 B-1,
   8.100% 07/01/18                455,000       546,564
   Grafton Associates, Ltd.,
   Series 1986,
   9.750% 12/01/16                705,000       677,279
TX Richardson Hospital
   Authority, Baylor Richardson
   Medical Center, Series 1998,
   5.625% 12/01/28                500,000       500,130





                                      PAR         VALUE
--------------------------------------------------------
WI State Health & Educational
   Facilities Authority, Wheaton
   Franciscan Services,
   Series 2002,
   5.750% 08/15/30            $   900,000     $ 909,567
WV State Hospital Finance
   Authority, Charlestown Area
   Medical Center, Series 2000 A,
   6.750% 09/01/30                390,000       423,973
                                           ------------
                                             29,089,790
                                           ------------
INTERMEDIATE CARE FACILITIES - 0.4%
IN State Health Facilities
   Financing Authority, Hoosier
   Care, Inc., Series 1999 A,
   7.125% 06/01/34               2,435,000    2,072,867
                                           ------------
NURSING HOME - 0.0%
IN State Health Facilities
   Financing Authority, Metro
   Health Indiana, Inc.,
   Series 1998,
   6.400% 12/01/33 (b)          1,400,000       241,500
                                           ------------

-------------------------------------------------------
HOUSING - 2.8%
MULTI-FAMILY - 2.0%
FL Broward County Housing
   Finance Authority, Chaves
   Lake Apartment Project,
   Series 2000,
   7.500% 07/01/40              1,500,000     1,538,805
FL Clay County Housing
   Finance Authority, Madison
   Commons Apartments,
   Series 2000 A,
   7.450% 07/01/40                745,000       764,318
FL Orange County Housing
   Finance Authority, Palms at
   Brentwood Apartments,
   Series 1998 K,
   6.500% 12/01/34              1,975,000     1,828,277
IL State Development Finance
   Authority, Catholic Charities
   Housing Development Corp.,
   Series 1993 C,
   5.950% 01/01/09              1,450,000     1,504,955
Municipal Mortgage &
   Equity LLC,
   7.750% 11/01/10 (c)          2,000,000     2,197,500
OH Capital Corporation for
   Housing, Series 1990,
   7.500% 01/01/24                335,000       335,553




See notes to investment portfolio.

December 31, 2002 (Unaudited)



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
--------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
OH Lake County, North
   Madison Properties, Ltd.
   Project, Series 1993,
   8.819% 09/01/11            $   190,000    $  184,068
OH State Building Authority,
   Juvenile Corrections,
   Series 1999 A,
   5.250% 10/01/16              1,105,000     1,198,848
RI State Housing & Mortgage
   Finance Corp., Series 1988,
   7.550% 10/01/22                515,000       519,419
                                           ------------
                                             10,071,743
                                           ------------
SINGLE FAMILY - 0.8%
ID State Housing Agency,
   Series 1990 E,
   7.875% 07/01/24                465,000       465,786
NM State Mortgage Finance
   Authority, Series 2000 A-2,
   7.100% 09/01/30              1,430,000     1,618,817
NV State Housing Division,
   Series 1991 A-2,
   7.750% 04/01/22                895,000       899,958
OH Housing Finance Agency:
   Series 1994 B-2,
   6.700% 03/01/25                210,000       218,679
   Series 1997 A-1,
   6.050% 09/01/17                955,000     1,010,629
                                           ------------
                                              4,213,869
                                           ------------

-------------------------------------------------------
INDUSTRIAL - 7.0%
FOOD PRODUCTS - 3.3%
GA Cartersville Development
   Authority, Anheuser Busch
   Companies., Inc.,
   Series 1999,
   7.375% 5/1/2009 (d)          9,000,000    10,884,330
IN Hammond, American Maize
   Products Co., Series 1994,
   8.000% 12/01/24              4,560,000     5,012,261
MI State Strategic Fund,
   Michigan Sugar Co.,
   Carollton Project:
   Series 1998 B,
   6.450% 11/01/25                700,000       504,546
   Series 1998 C,
   6.550% 11/01/25                800,000       576,392
                                           ------------
                                             16,977,529
                                           ------------




                                      PAR         VALUE
--------------------------------------------------------
FOREST PRODUCTS - 3.3%
LA De Soto Parish,
   International Paper Company,
   Series 1994 A,
   7.700% 11/01/18            $ 2,000,000  $  2,129,440
SC Richland County,
   Union Camp Corp.,
   Series 1991 B,
   7.125% 09/01/21              5,000,000     5,057,250
WA Port Longview Industrial
   Development Corp.,
   Weyerhaeuser Corp.,
   Series 1992,
   6.875% 10/01/08              8,750,000     9,408,787
                                           ------------
                                             16,595,477
                                           ------------
MANUFACTURING - 0.4%
MO State Development Finance
   Board, Proctor & Gamble
   Co., Series 1999,
   5.200% 03/15/29              1,000,000     1,042,420
NM Albuquerque Industrial
   Development Authority,
   Motorola, Inc.,
   Series 1983 A,
   10.000% 06/01/13             1,000,000     1,020,220
                                           ------------
                                              2,062,640
                                           ------------

-------------------------------------------------------
OTHER - 9.1%
REFUNDED/ESCROWED (E) - 9.1%
CA Foothill/Eastern
   Transportation Corridor
   Agency, Series 1995 A,
   (a) 01/01/18                10,000,000     4,974,300
CA Southern California Public
   Power Authority, Southern
   Transmission Project,
   Series 1988 A,
   (a) 07/01/14                 8,155,000     5,030,738
FL State, Jacksonville
   Transportation Authority,
   Series 1985,
   9.200% 01/01/15              2,000,000     2,889,920
GA State Municipal Electric
   Authority, Series 1991,
   6.600% 01/01/18              3,600,000     4,505,868
GA Fulton County,
   Series 1992,
   6.375% 01/01/14             13,270,000    16,219,788
NC Eastern Municipal Power
   Agency, Series 1991 A,
   6.500% 01/01/18              4,315,000     5,433,362




See notes to investment portfolio.

December 31, 2002 (Unaudited)



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
--------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (E) (CONTINUED)
OH Strongville,
   Series 1996,
   6.500% 12/01/13            $ 1,335,000   $ 1,586,194
SC Calhoun County, Solid Waste
   Disposal Facilities, Eastman
   Kodak Co., Series 1992,
   6.750% 05/01/17              3,000,000     3,759,120
TX State Municipal Power
   Agency, Series 1989,
   (a) 09/01/08                    55,000        46,037
WV State Hospital Finance
   Authority, Charleston Area
   Medical Center, Series 2000,
   6.750% 09/01/30              1,610,000     2,003,774
                                           ------------
                                             46,449,101
                                           ------------

-------------------------------------------------------
OTHER REVENUE - 0.7%
RECREATION - 0.5%
FL Capital Trust Agency,
   Seminole Tribe Convention
   Center, Series 2002 A,
   10.000% 10/01/33             1,500,000     1,555,305
OH Hamilton County Sales Tax
   Revenue, Series 2000 B,
   (a) 12/01/20                 2,000,000       856,460
                                           ------------
                                              2,411,765
                                           ------------
RETAIL - 0.2%
NJ State Economic Development
   Authority, Glimcher Properties
   L.P. Project, Series 1998,
   6.000% 11/01/28                850,000       853,051
                                           ------------

-------------------------------------------------------
RESOURCE RECOVERY - 0.4%
DISPOSAL - 0.4%
IL Development Finance Authority,
   Waste Management, Inc.,
   Series 1997,
   5.050% 01/01/10                500,000       487,640
MI State Strategic Fund, United
   Waste Systems, Inc.,
   Series 1995,
   5.200% 04/01/10                500,000       492,550
OH State Air Quality Development
   Authority, JMG Funding Ltd.
   Project, Series 1997,
   5.625% 01/01/23              1,000,000     1,041,820
                                           ------------
                                              2,022,010
                                           ------------






                                      PAR         VALUE
-------------------------------------------------------
RESOURCE RECOVERY - 0.0%
OH State Economic Development
   Revenue, Burrows Enterprises,
   Inc., Series 1991-6
   7.450% 06/01/03             $   90,000  $     91,315
                                           ------------

-------------------------------------------------------
TAX-BACKED - 35.6%
LOCAL APPROPRIATED - 2.6%
CA San Bernardino County,
   Series 2002 A,
   5.000% 07/01/15              2,210,000     2,441,785
FL Orange County School Board,
   Series 2002 A,
   5.250% 08/01/15              1,000,000     1,118,220
IL Chicago Board of Education,
   Series 1992 A,
   6.000% 01/01/16              5,000,000     5,938,850
IN Crown Point School
   Building Corp.,
   Series 2000:
   (a) 01/15/18                 1,550,000       753,625
   (a) 01/15/19                 1,665,000       760,006
SC Greenville County School
   District, Series 2002,
   5.875% 12/01/17              2,000,000     2,247,920
                                           ------------
                                             13,260,406
                                           ------------
LOCAL GENERAL OBLIGATIONS - 15.7%
AK North Slope Borough:
   Series 1999 B,
   (a) 06/30/10                 2,515,000     1,902,824
   Series 2000 B,
   (a) 06/30/10                 2,000,000     1,513,180
   Series 2001 A,
   (a) 06/30/12                 5,000,000     3,392,450
CA Golden West School
   Financing Authority,
   Series 1999 A,
   (a) 08/01/15                 1,500,000       850,110
CA Los Angeles Unified School
   District, Series 2002,
   5.750% 07/01/16                400,000       472,936
CA Union Elementary School
   District, Series 1999 A,
   (a) 09/01/17                 2,300,000     1,155,336
CA West Contra Costa Unified
   School District, Series 2001 B,
   6.000% 08/01/24                465,000       554,182
CA Yuba City Unified School
   District, Series 2000,
   (a) 09/01/18                 1,160,000       546,859




See notes to investment portfolio.

December 31, 2002 (Unaudited)



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
IL Champaign County,
   Series 1999,
   8.250% 01/01/20            $ 1,015,000   $ 1,443,371
IL Chicago Board of Education:
   Series 1996,
   6.250% 12/01/12              2,500,000     3,030,850
   Series 1998 B-1:
   (a) 12/01/21                 1,500,000       572,205
   (a) 12/01/22                 3,000,000     1,066,650
   (a) 12/01/23                 5,000,000     1,660,550
IL Chicago Emergency
   Telephone System,
   Series 1999,
   5.500% 01/01/23              2,250,000     2,506,658
IL Chicago Public Building
   Commission, Series 1999 B,
   5.250% 12/01/18              2,000,000     2,212,420
IL Coles & Cumberland
   County's Unified School
   District, Series 2000,
   (a) 12/01/13                 3,120,000     1,961,294
IL Cook County School
   District No. 102, Series 2001,
   (a) 12/01/20                 3,065,000     1,251,991
IL Will County Community Unit
   School District No. 365
   Valley View, Series 1999 B,
   (a) 11/01/18                 1,900,000       886,654
IL Will County Forest
   Preservation District,
   Series 1999,
   (a) 12/01/16                 1,000,000       525,290
LA New Orleans, Series 1991,
   (a) 09/01/12                 6,250,000     4,237,812
MO Springfield School District
   No.R-12, Series 1991 B,
   9.500% 03/01/07                600,000       770,094
OH Adams County Ohio Valley
   Local School District,
   Series 1995,
   7.000% 12/01/15              3,000,000     3,862,080
OH Amherst Exempt Village
   School District, Series 2001,
   5.500% 12/01/16              1,300,000     1,453,270
OH Beavercreek Local School
   District, Series 1996,
   6.600% 12/01/15              2,500,000     3,144,825





                                      PAR         VALUE
-------------------------------------------------------
OH Brecksville-Broadview
   Heights City School District,
   Series 1996,
   6.500% 12/01/16            $ 1,750,000   $ 2,043,493
OH Columbus, Series1998 A,
   5.000% 05/01/14              1,000,000     1,107,980
OH Crooksville Exempt Village
   School District, Series 1986,
   7.375% 12/01/07                 25,000        29,920
OH Cuyahoga County,
   Series1993 A,
   (a) 10/01/12                 1,000,000       678,180
OH Dublin City School District,
   Series 1997,
   (a) 12/01/11                   900,000       635,994
OH Eastern Local School District
   Brown & Highland Counties,
   Series 1995,
   6.250% 12/01/17              1,160,000     1,433,261
OH Gahanna-Jefferson City
   School District, Series 1993,
   (a) 12/01/11                   795,000       561,795
OH Hilliard School District:
   Series 1995 A,
   (a) 12/01/12                 2,505,000     1,686,767
   Series 2000,
   5.750% 12/01/24              1,000,000     1,095,060
OH Kings Local School District,
   Series 1995,
   7.500% 12/01/16              2,110,000     2,859,556
OH Lakota Local School District,
   Series 2001,
   5.500% 12/01/18              1,460,000     1,674,970
OH London City School District,
   Series 2001,
   5.500% 12/01/15              1,000,000     1,121,900
OH Massillion City School
   District, Series 2002:
   (a) 12/01/09                   900,000       710,964
   (a) 12/01/11                 1,000,000       706,660
OH Monroe Local School
   District, Series 2002,
   5.750% 12/01/19              1,195,000     1,398,556
OH North Fork Local School
   District, Series 2001,
   5.750% 12/01/17                510,000       602,560
OH Northwest Local School
   District, Series 1998,
   6.000% 12/01/13              1,030,000     1,234,373
OH Olmsted Falls City School
   District, Series 1999,
   5.500% 12/31/03                400,000       413,040




See notes to investment portfolio.

December 31, 2002 (Unaudited)


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
OH Pickerington Local School
   District, Series 2001,
   (a) 12/01/16               $ 1,340,000     $ 725,288
OH Plain Local School District,
   Series 2000,
   (a) 12/01/27                 1,315,000       375,485
OH River Valley Local School
   District, Series 2001,
   5.250% 11/01/23                500,000       542,525
OH Shaker Heights City School
   District, Series 1990,
   7.100% 12/15/10                685,000       820,274
OH Southwest Licking Local
   School District, Series 1999,
   5.750% 12/01/16                400,000       469,916
OH Strongville, Series 1996,
   6.500% 12/01/13                165,000       193,760
OH Tri-County North Local
   School District, Series 1986,
   8.125% 12/01/06                 75,000        90,158
OH West Chester Township,
   Series 2002,
   5.750% 12/01/20              1,000,000     1,164,740
PA Philadelphia School District,
   Series 2002 B,
   5.625% 08/01/16                500,000       563,285
PA Pittsburgh School District,
   Series 2002 A,
   5.500% 09/01/17              1,500,000     1,726,080
PR Puerto Rico Commonwealth,
   Series 1998,
   6.000% 07/01/16              2,000,000     2,423,480
TX Galveston County,
   Series 2001:
   (a) 02/01/20                 1,500,000       639,840
   (a) 02/01/22                 3,070,000     1,146,184
TX Hurst Euless Bedford
   Independent School District,
   Series 1998,
   4.500% 08/15/25              5,000,000     4,741,200
TX Houston,
   Series 2000,
   6.400% 06/01/27              2,000,000     2,267,640
WA Clark County School
   District No. 37,
   Series 2001 C,
   (a) 12/01/20                 1,150,000       469,752
                                           ------------
                                             79,328,527
                                           ------------





                                      PAR         VALUE
-------------------------------------------------------
SPECIAL NON-PROPERTY TAX - 3.5%
IL Metropolitan Pier &
   Exposition Authority,
   Series 1996 A:
   (a) 06/15/12               $ 5,000,000   $ 3,400,989
   (a) 12/15/12                 8,850,000     5,874,453
IL State,
   Series 2002-2,
   5.500% 06/15/15              2,000,000     2,294,120
MA State,
   Series 2002 A,
   5.500% 06/01/15              1,000,000     1,148,810
NY State Local Government
   Assistance Corp.,
   Series 1993 E,
   5.000% 04/01/21              1,000,000     1,060,430
PR Commonwealth of Puerto
   Rico, Public Building
   Authority, Series 2002 C,
   5.500% 07/01/15              1,000,000     1,122,320
TX Houston Hotel Occupancy
   Tax & Special Revenue,
   Series 2001 B,
   (a) 09/01/19                 3,460,000     1,529,112
WA Central Puget Sound
   Regional Transportation
   Authority, Series 1998,
   5.250% 02/01/21              1,500,000     1,632,300
                                           ------------
                                             18,062,534
                                           ------------
SPECIAL PROPERTY TAX - 0.7%
CA Huntington Beach
   Community Facilities
   District, Grand Coast
   Resort, Series 2001,
   6.450% 09/01/31                500,000       518,270
CA Santa Margarita Water
   District, Series 1999,
   6.250% 09/01/29                750,000       769,050
FL Double Branch Community
   Development District,
   Series 2002 A,
   6.700% 05/01/34                400,000       401,212
IL State Sports Facilities
   Authority, Series 2001,
   (a) 06/15/18                 1,000,000       480,050
TX Dallas County Flood
   Control District,
   Series 2002,
   7.250% 04/01/32              1,500,000     1,502,985
                                           ------------
                                              3,671,567
                                           ------------




See notes to investment portfolio.

December 31, 2002 (Unaudited)


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
STATE APPROPRIATED - 2.0%
KY State Turnpike Authority,
   Series 1992,
   (a) 01/01/10               $ 7,500,000   $ 5,829,600
MI State, 525 Redevco, Inc.,
   Series 2000,
   (a) 06/01/21                 1,000,000       397,690
UT State Building Ownership
   Authority, Series 1998 C,
   5.500% 05/15/19              3,450,000     3,906,676
                                           ------------
                                             10,133,966
                                           ------------
STATE GENERAL OBLIGATIONS - 11.1%
CO State Department of
   Transportation, Series 2002,
   5.500% 06/15/15              2,000,000     2,304,760
MA Massachusetts Bay
   Transportation Authority:
   Series 1992 B,
   6.200% 03/01/16              9,825,000    11,952,407
   Series 1994 A:
   7.000% 03/01/14              3,150,000     4,022,298
   7.000% 03/01/19              2,500,000     3,243,950
   Series 1998 A,
   4.500% 03/01/26              3,805,000     3,651,354
MA State College Building
   Authority Project:
   Series A,
   7.500% 05/01/11              1,500,000     1,925,325
   Series 1994 A,
   7.500% 05/01/14              3,500,000     4,619,790
NJ State Transportation Trust
   Fund Authority,
   Series 1999 A:
   5.750% 06/15/18              5,000,000     5,862,000
   5.750% 06/15/20              1,000,000     1,161,930
OH State, Series 1992,
   6.100% 08/01/12                380,000       458,979
OH State Turnpike Commission,
   Series 1998 A,
   5.500% 02/15/17              1,300,000     1,490,567
PA State, Series 1992-2,
   6.250% 07/01/12              9,200,000    11,188,304
PR Commonwealth of Puerto
   Rico, Series 2001 A,
   5.500% 07/01/16              3,815,000     4,424,790
                                           ------------
                                             56,306,454
                                           ------------

-------------------------------------------------------
TRANSPORTATION - 7.7%
AIR TRANSPORTATION - 1.5%
IL Chicago O'Hare International
   Airport, United Airlines, Inc.,
   Series 2000 A,
   6.750% 11/01/11 (f)          1,600,000       229,824






                                      PAR         VALUE
-------------------------------------------------------
IN Indianapolis Airport Authority,
   United Airlines Project,
   Series 1995 A,
   6.500% 11/15/31 (f)        $ 3,000,000   $ 1,282,500
KY Kenton County Airport
   Board, Delta Airlines, Inc.,
   Series 1992 A,
   7.500% 02/01/20              1,000,000       822,780
MN Minneapolis & St. Paul
   Metropolitan Airports
   Commission,
   Northwest Airlines:
   Series 2001 A,
   7.000% 04/01/25              1,250,000       916,087
   Series 2001 B,
   6.500% 04/01/25                500,000       475,480
NC Charlotte/Douglas
   International Airport,
   U.S. Airways, Inc.:
   Series 1998,
   5.600% 7/1/2027 (f)          1,000,000       467,620
   Series 2000,
   7.750% 02/01/28 (f)          1,000,000       500,140
NJ State Economic Development
   Authority, Continental
   Airlines, Inc., Series 1999,
   6.250% 09/15/29              2,000,000     1,415,380
OH Cleveland Airport Special
   Revenue, Continental
   Airlines, Inc., Series 1999,
   5.700% 12/01/19                900,000       519,984
OH Dayton Special Facilities
   Revenue, Emery Air Freight
   Corp., Series 1993 F,
   6.050% 10/01/09                500,000       458,505
TN Memphis-Shelby County
   Airport Authority, Federal
   Express Corp., Series 2002,
   5.050% 09/01/12                500,000       521,615
                                           ------------
                                              7,609,915
                                           ------------
AIRPORT - 0.2%
MA State Port Authority,
   Series 1999,
   9.990% 07/01/29              1,000,000     1,163,520
                                           ------------
PORTS - 0.3%
WA Port of Seattle, Series 1999,
   5.500% 09/01/17              1,445,000     1,659,337
                                           ------------
RAILROAD - 0.0%
OH Cleveland-Cuyahoga
   County Port Authority,
   Oglebay Northern Co.
   Project, Series 1997-1,        200,000       218,874
                                           ------------




See notes to investment portfolio.

December 31, 2002 (Unaudited)


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TRANSPORTATION (CONTINUED)
TOLL FACILITIES - 4.1%
CO E-470 Public Highway
   Authority, Series 2000 B:
   (a) 09/01/18               $ 4,600,000   $ 2,167,888
   (a) 09/01/19                 3,500,000     1,546,790
NY Triborough Bridge &
   Tunnel Authority:
   Series 1991 X,
   6.625% 01/01/12              4,915,000     6,049,529
   Series 1992 Y,
   6.125% 01/01/21              5,500,000     6,588,065
   Series 2002 E,
   5.500% 11/15/20                550,000       625,037
VA Richmond Metropolitan
   Authority:
   Series 1998,
   5.250% 07/15/22              1,100,000     1,198,945
   Series 2002,
   5.250% 07/15/22              2,485,000     2,708,526
                                           ------------
                                             20,884,780
                                           ------------
TRANSPORTATION - 1.6%
GA Metropolitan Atlanta Rapid
   Transit Authority,
   Series 1992 P,
   6.250% 07/01/20              4,000,000     4,891,040
NV State Department of
   Business & Industry,
   Las Vegas Monorail
   Project, Series 2000:
   7.375% 01/01/30                650,000       639,015
   7.375% 01/01/40                500,000       487,900
OH Toledo-Lucas County
   Port Authority, CSX
   Transportation, Inc.,
   Series 1992,
   6.450% 12/15/21               2,000,000    2,132,720
                                           ------------
                                              8,150,675
                                           ------------

-------------------------------------------------------
UTILITY - 20.5%
INDEPENDENT POWER PRODUCER - 0.6%
NY Suffolk County Industrial
   Development Agency,
   Nissequogue Cogen
   Partners, Series 1998,
   5.500% 01/01/23              1,000,000       906,210
PR Commonwealth of Puerto
   Rico Industrial, Educational,
   Medical & Environmental
   Cogeneration Facilities,
   AES Project, Series 2000,
   6.625% 06/01/26                650,000       673,459




                                      PAR         VALUE
-------------------------------------------------------
VA Pittsylvania County Industrial
   Development Authority,
   Multitrade of Pittsyvania,
   Series 1994 A,
   7.550% 01/01/19$             1,500,000  $  1,526,685
                                           ------------
                                              3,106,354
                                           ------------
INVESTOR OWNED - 1.3%
IN Michigan City, Northern
   Indiana Public Service Co.,
   Series 1973 A,
   5.700% 10/01/03              1,105,000     1,116,072
IN Petersburg, Series 1995 C,
   5.950% 12/01/29              1,500,000     1,348,485
IN State Development Finance
   Authority, Series 1999,
   5.950% 08/01/30              1,000,000       898,110
OH State Air Quality
   Development Authority,
   Cleveland Electric Illuminating
   Co., Series 2002 A,
   6.000% 12/01/13              2,500,000     2,560,450
TX Brazos River Authority,
   Texas Utilities Electric Co.
   Project, Series 2001,
   5.750% 05/01/36                500,000       475,015
                                           ------------
                                              6,398,132
                                           ------------
JOINT POWER AUTHORITY - 8.1%
GA State Municipal Electric
   Authority, Series 1991,
   6.600% 01/01/18             17,700,000    22,161,993
MN Southern Minnesota
   Municipal Power Agency,
   Series 2002 A,
   5.250% 01/01/17              2,000,000     2,243,160
NC Eastern Municipal Power
   Agency, Series 1991 A,
   6.500% 01/01/18              2,185,000     2,470,995
NC State Municipal Power
   Agency, Catawba No. 1,
   Series 1992,
   (a) 01/01/09                 2,260,000     1,850,465
OH State Municipal Electricity
   Generation Agency, Series 2001:
   (a) 02/15/25                 2,000,000       659,260
   (a) 02/15/29                 3,000,000       800,910
TX State Municipal Power
   Agency, Series 1989,
   (a) 09/01/08                 1,420,000     1,187,262
WA State Public Power
   Supply System:
   Nuclear Project No. 2,
   Series 1992 A,
   6.300% 07/01/12              3,500,000     4,161,535





See notes to investment portfolio.

December 31, 2002 (Unaudited)


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
UTILITY (CONTINUED)
JOINT POWER AUTHORITY (CONTINUED)
   Nuclear Project No. 3,
   Series 1989 B,
   (a) 07/01/08               $ 7,000,000   $ 5,837,300
                                           ------------
                                             41,372,880
                                           ------------
MUNICIPAL ELECTRIC - 4.1%
NC University of North Carolina
   at Chapel Hill, Series 1997,
   (a) 08/01/20                 1,750,000       752,220
NY Long Island Power Authority,
   Series 2000 A,
   (a) 06/01/20                   450,000       200,025
OH Cleveland Public Power
   System Revenue,
   Series 1994 A,
   (a) 11/15/13                 2,000,000     1,280,180
PA Westmoreland County
   Municipal Authority,
   Series 2000 A,
   (a) 08/15/23                 1,400,000       489,608
PR Puerto Rico Electric Power
   Authority:
   Series 2002 JJ,
   5.375% 07/01/17              1,000,000     1,137,160
   Series 2002 KK,
   5.500% 07/01/16              2,000,000     2,319,680
SD Heartland Consumers
   Power District, Series 1992,
   6.000% 01/01/17              8,000,000     9,550,160
TX Austin Electric Utility
   Systems Revenue,
   Series 2002,
   5.500% 11/15/16              1,000,000     1,139,890
TX Austin Financial Service
   Department, Series 1998,
   5.250% 05/15/25              3,710,000     3,979,680
                                           ------------
                                             20,848,603
                                           ------------
WATER & SEWER - 6.4%
AZ Mesa Utility System
   Revenue, Series 2002,
   5.250% 07/01/15              1,600,000     1,805,328
DE State Economic Development
   Authority, General Waterworks
   Corp., Series 1992 B,
   6.450% 12/01/07              1,160,000     1,347,340
GA Atlanta Water &
   Wastewater Revenue:
   Series 1999 A,
   5.500% 11/01/22              1,225,000     1,363,940
   Series 2001 A,
   5.500% 11/01/27              1,500,000     1,676,325




                                      PAR         VALUE
-------------------------------------------------------
   Fulton County, Series 1992,
   6.375% 01/01/14            $   430,000    $  518,791
OH Cleveland Waterworks
   Revenue, Series 1993,
   5.500% 01/01/21              3,000,000     3,351,600
OH Lakewood Water Systems
   Revenue, Series 1995,
   5.850% 07/01/20              2,405,000     2,824,288
OH State Water Development
   Authority:
   Series 1990-1,
   6.000% 12/01/16              1,000,000     1,182,440
   Series 1991 B,
   5.500% 06/01/18              1,000,000     1,145,180
OH Warren Waterworks
   Revenue, Series 1997,
   5.500% 11/01/15                500,000       574,680
PA Allegheny County Sanitation
   Authority, Series 1991 A,
   (a) 06/01/07                 2,370,000     2,106,717
PA Dauphin County Industrial
   Development Authority,
   Dauphin Water Supply Co.,
   Series 1992 A,
   6.900% 06/01/24              3,400,000     4,195,770
TX Houston Water & Sewer
   System Revenue:
   Series 1998,
   (a) 12/01/23                 3,500,000     1,171,870
   Series 1991 C:
   (a) 12/01/08                 4,000,000     3,308,440
   (a) 12/01/09                 4,000,000     3,140,560
   (a) 12/01/10                 3,750,000     2,781,862
                                           ------------
                                             32,495,131
                                           ------------
TOTAL MUNICIPAL BONDS
   (cost of $442,256,336)                   489,355,129
                                           ------------

MUNICIPAL
PREFERRED STOCKS - 0.4%            SHARES
-------------------------------------------------------
HOUSING - 0.4%
MULTI-FAMILY - 0.4%
Charter Municipal Mortgage
   Acceptance Co.,
   6.625% 6/30/2009 (c)
     (cost of $2,000,000)       2,000,000     2,117,500
                                           ------------

SHORT-TERM OBLIGATIONS - 2.3%
-------------------------------------------------------
MUTUAL FUND - 0.1%
Federated Tax Free
   Obligations Fund,              600,000       600,000
                                           ------------



See notes to investment portfolio.

December 31, 2002 (Unaudited)


SHORT-TERM
OBLIGATIONS (CONTINUED)               PAR         VALUE
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES (g) - 2.2%
AZ Phoenix Industrial
   Development Authority,
   Valley of the Sun YMCA
   Project, Series 2002,
   1.850% 01/01/31            $ 1,100,000   $ 1,100,000
IA Woodbury County,
   Siouxland Regional
   Cancer Center, Series 1998 A,
   1.600% 12/01/14                200,000       200,000
IA Woodbury County Educational
   Facilities Revenue, Siouxland
   Medical Educational
   Foundation, Series 1996,
   1.650% 11/01/16                300,000       300,000
IL Health Facilities
   Authority Revenue:
   Bromenn Healthcare, Inc.,
   Series 2002,
   1.800% 08/15/32                800,000       800,000
   OSF Healthcare System,
   Series 2002,
   1.750% 11/15/27                600,000       600,000
IN Health Facility Financing
   Authority, Pathfinder
   Services, Inc., Series 1996,
   1.600% 11/01/19                100,000       100,000
MI Strategic Funding,
   Detroit Symphony Orchestra,
   Series 2001 A,
   1.800% 06/01/31              1,100,000     1,100,000
MN Mankato Revenue,
   Bethany Lutheran College,
   Series 2000 B,
   1.850% 11/02/15                600,000       600,000
NM Albuquerque Educational
   Facilities Revenue, Menaul
   School, Series 1998,
   1.700% 05/01/18                300,000       300,000
NY Long Island Power Authority,
   Series 1998-2 B,
   1.700% 05/01/33              1,200,000     1,200,000
NY New York City,
   Series 1993 A:
   1.550% 08/01/16                600,000       600,000
   1.700% 08/01/21              1,500,000     1,500,000
   1.700% 08/01/22              1,000,000     1,000,000
NY New York City Municipal
   Water Finance Authority,
   Series 1994,
   1.700% 06/15/24                200,000       200,000
WI State Health & Educational
   Facilities Authority, Prohealth
   Care Inc., Series 2001 B,
   1.850% 08/15/30                400,000       400,000




                                      PAR         VALUE
-------------------------------------------------------
WI Uinta County Pollution
   Control Revenue, Chevron
   Corp, Series 1992,
   1.700% 12/01/22            $   300,000    $  300,000
WY Lincoln County Pollution
   Control Revenue, Exxon Corp.
   Project, Series 1984 B,
   1.480% 11/01/14                800,000       800,000
                                           ------------
                                             11,100,000
                                           ------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $11,700,000)                     11,700,000
                                           ------------
TOTAL INVESTMENTS - 98.8%
   (cost of $455,956,336)(h)                503,172,629
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 1.2%        6,225,372
-------------------------------------------------------
NET ASSETS - 100.0%                        $509,398,001
                                           ============

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) As of December 31, 2002, the Fund held securities of certain issuers that have filled for bankruptcy protection under Chapter 11 representing 0.1% of net assets. These issuers are in default of certain debt covenants. Income is not being accrued.
(c) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of these securities amounted to $4,315,000, which represents 0.8% of net assets.
(d) This security, or a portion there of, with a total market value of $3,507,173 are being used to collateralize open futures contracts.
(e) The fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust solely for the purpose of the payment principal and income.
(f) As of December 31, 2002, the Fund held securities of certain issuers that have filled for bankruptcy protection under Chapter 11 representing 0.5% of net assets. Income is being fully accrued as these instruments are collateralized by certain lease obligations.
(g) Variable rate security. The rate reported is the rate in effect at December 31, 2002.
(h) Cost for federal income tax purposes is $454,602,561.

Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured either by letters of credits or other credit support agreements from banks. The rates listed are as of December 31, 2002.

Short futures contracts open at December 31, 2002:

                   PAR VALUE                UNREALIZED
                  COVERED BY   EXPIRATION  DEPRECIATION
TYPE               CONTRACTS      MONTH     AT 12/31/02
-------------------------------------------------------
10 Year U.S.
  Treasury Note    $16,200,000    March     $(388,172)



See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (Unaudited)


ASSETS:
Investments, at cost                       $455,956,336
                                           ------------
Investments, at value                      $503,172,629
Cash                                             97,892
Receivable for:
   Fund shares sold                             573,142
   Interest                                   6,931,412
   Futures variation margin                      35,438
Deferred Trustees' compensation plan              5,109
Other assets                                     23,562
                                           ------------
     Total Assets                           510,839,184
                                           ------------
LIABILITIES:
Payable for:
   Fund shares repurchased                      404,323
   Distributions                                671,424
   Management fee                               161,801
   Administration fee                            43,584
   Transfer agent fee                            67,346
   Pricing and bookkeeping fees                   8,624
   Merger expense                                54,970
   Trustees' fee                                    408
Deferred Trustees' fee                            5,109
Other liabilities                                23,594
                                           ------------
     Total Liabilities                        1,441,183
                                           ------------
NET ASSETS                                 $509,398,001
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $460,832,384
Undistributed net investment income             451,267
Accumulated net realized gain                 1,286,229
Net unrealized appreciation
(depreciation) on:
   Investments                               47,216,293
   Futures contracts                           (388,172)
                                           ------------
NET ASSETS                                 $509,398,001
                                           ============
CLASS A:
Net assets                                 $ 54,885,861
Shares outstanding                            6,007,601
                                           ------------
Net asset value per share                  $       9.14(a)
                                           ============
Maximum offering price per share
   ($9.14/0.9525)                          $       9.60(b)
                                           ============
CLASS B:
Net assets                                 $  9,904,905
Shares outstanding                            1,084,153
                                           ------------
Net asset value and offering
   price per share                         $       9.14(a)
                                           ============
CLASS C:
Net assets                                 $  1,412,416
Shares outstanding                              154,571
                                           ------------
Net asset value and offering
   price per share                         $       9.14(a)
                                           ============
CLASS Z:
Net assets                                 $443,194,819
Shares outstanding                           48,507,985
                                           ------------
Net asset value, offering and
   redemption price per share              $       9.14
                                           ============

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.



 STATEMENT OF OPERATIONS

For the Six Months Ended
December 31, 2002 (Unaudited)

INVESTMENT INCOME:
Interest                                    $12,736,579
                                           ------------
EXPENSES:
Management fee                                  985,791
Administration fee                              274,804
Distribution fee:
   Class B                                       11,903
   Class C                                        1,863
Service fee:
   Class A                                       17,319
   Class B                                        3,176
   Class C                                          486
Pricing and bookkeeping fees                    106,167
Transfer agent fee                              326,104
Trustees' fee                                    10,173
Custody fee                                       7,158
Merger expense                                   13,409
Other expenses                                   57,403
                                           ------------
   Total Expenses                             1,815,756
Fees waived by Distributor - Class C               (770)
Custody earnings credit                             (67)
                                           ------------
   Net Expenses                               1,814,919
                                           ------------
Net Investment Income                        10,921,660
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                6,015,453
   Futures contracts                         (3,072,091)
                                           ------------
     Net realized gain                        2,943,362
                                           ------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                                7,144,496
   Futures contracts                           (169,469)
                                           ------------
     Net change in unrealized
       appreciation/depreciation              6,975,027
                                           ------------
Net Gain                                      9,918,389
                                           ------------
Net Increase in Net Assets
   from Operations                          $20,840,049
                                           ------------



See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

                               (UNAUDITED)
                               SIX MONTHS
                                  ENDED    YEAR ENDED
INCREASE (DECREASE)           DECEMBER 31,  JUNE 30,
IN NET ASSETS:                    2002        2002
-------------------------------------------------------

OPERATIONS:
Net investment income        $ 10,921,660 $  21,899,146
Net realized gain on investments
   and futures contracts        2,943,362     9,604,311
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts            6,975,027       (90,194)
                             ------------  ------------
Net Increase from Operations   20,840,049    31,413,263
                             ------------  ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                       (388,568)           --
   Class B                        (59,119)           --
   Class C                         (9,834)           --
   Class Z                     (9,913,659)  (21,918,700)
From net realized gains:
   Class Z                             --   (10,784,241)
                             ------------  ------------
Total Distributions Declared
   to Shareholders            (10,371,180)  (32,702,941)
                             ------------  ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                  657,958            --
   Proceeds received in
     connection with merger    56,105,119            --
   Distributions reinvested       224,965            --
   Redemptions                 (2,961,498)           --
                             ------------  ------------
     Net Increase              54,026,544            --
                             ------------  ------------
Class B:
   Subscriptions                   12,274            --
   Proceeds received in
     connection with merger    10,260,711            --
   Distributions reinvested        38,738            --
   Redemptions                   (564,735)           --
                             ------------  ------------
     Net Increase               9,746,988            --
                             ------------  ------------
Class C:
   Subscriptions                   38,241            --
   Proceeds received in
     connection with merger     1,808,445            --
   Distributions reinvested         7,005            --
   Redemptions                   (465,676)           --
                             ------------  ------------
     Net Increase               1,388,015            --
                             ------------  ------------
Class Z:
   Subscriptions               66,263,726   123,618,485
   Distributions reinvested     7,540,512    20,950,871
   Redemptions                (82,696,965) (154,985,466)
                             ------------  ------------
     Net Decrease              (8,892,727)  (10,416,110)
                             ------------  ------------
Net Increase (Decrease) from
   Share Transactions          56,268,820   (10,416,110)
                             ------------  ------------
Total Increase (Decrease)
   in Net Assets               66,737,689   (11,705,788)



                               (UNAUDITED)
                               SIX MONTHS
                                  ENDED    YEAR ENDED
                              DECEMBER 31,  JUNE 30,
                                  2002        2002
----------------------------------------------------

NET ASSETS:
Beginning of period          $442,660,312  $454,366,100
                             ------------  ------------
End of period (including
   undistributed net
   investment income
   and overdistributed
   net investment income
   of $451,267 and
   $(99,213), respectively)  $509,398,001  $442,660,312
                             ============  ============

CHANGES IN SHARES:
Class A:
   Subscriptions                   58,141            --
   Issued in connection
     with merger                6,242,810            --
   Issued for distributions
    reinvested                     24,902            --
   Redemptions                   (318,252)           --
                             ------------  ------------
     Net Increase               6,007,601            --
                             ------------  ------------

Class B:
   Subscriptions                    1,358            --
   Issued in connection
     with merger                1,138,644            --
   Issued for distributions
    reinvested                      4,289            --
   Redemptions                    (60,138)           --
                             ------------  ------------
     Net Increase               1,084,153            --
                             ------------  ------------

Class C:
   Subscriptions                    4,220            --
   Issued in connection
     with merger                  201,173            --
   Issued for distributions
    reinvested                        775            --
   Redemptions                    (51,597)           --
                             ------------  ------------
     Net Increase                 154,571            --
                             ------------  ------------

 Class Z:
   Subscriptions                7,329,150    13,747,862
   Issued for distributions
    reinvested                    833,054     2,355,595
   Redemptions                 (9,127,230)  (17,188,343)
                             ------------  ------------
     Net Decrease                (965,026)   (1,084,886)
                             ------------  ------------


(a) On July 29, 2002, the Stein Roe Managed Municipal Fund was redesignated Liberty Managed Municipal Fund, Class Z. Class A, Class B and Class C shares were initially offered on November 1, 2002.



See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (Unaudited)




NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Managed Municipals Fund (the "Fund") (formerly, Stein Roe Managed Municipals Fund), a series of Liberty-Stein Roe Funds Municipal Trust (the "Trust"), is a diversified, open-end management investment company organized as a Massachusetts business trust. The Fund's investment goal is to seek a high level of total return consistent with prudent risk, consisting of current income exempt from federal income tax and opportunities for capital appreciation.

The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

On July 29, 2002, Stein Roe Managed Municipals Fund was renamed Liberty Managed Municipals Fund and the Fund's existing shares were redesignated as Class Z shares. The Fund began offering Class A, Class B and Class C shares on November 1, 2002.

As of the end of business on November 1, 2002, the Fund acquired all the net assets of Liberty Ohio Tax-Exempt Fund pursuant to a plan of reorganization. All assets of Liberty Ohio Tax-Exempt Fund were transferred to the Fund in a tax-free exchange and shareholders of Liberty Ohio Tax-Exempt Fund received shares of Liberty Managed Municipals Fund in exchange for their shares as follows:

        LIBERTY       LIBERTY OHIO
        MANAGED        TAX-EXEMPT
    MUNICIPALS FUND     FUND NET        UNREALIZED
     SHARES ISSUED   ASSETS RECEIVED   APPRECIATION1
     -------------   --------------   --------------
       7,582,627       $68,174,275      $5,973,554

1  Unrealized Appreciation is included in the Net Assets Received amount above.


                       NET ASSETS       NET ASSETS
      NET ASSETS    OF LIBERTY OHIO     OF LIBERTY
      OF LIBERTY       TAX-EXEMPT         MANAGED
        MANAGED           FUND        MUNICIPALS FUND
    MUNICIPALS FUND    IMMEDIATELY      IMMEDIATELY
       PRIOR TO         PRIOR TO           AFTER
      COMBINATION      COMBINATION      COMBINATION
     -------------    -------------    -------------
     $443,275,288      $68,174,275     $511,449,563

Differing amortization policies between the Liberty Ohio Tax-Exempt Fund and the Liberty Managed Municipal Fund resulted in reclassification as follows:

            UNREALIZED             PAID-IN
           APPRECIATION            CAPITAL
           -------------       --------------
           $(1,264,703)          $1,264,703

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of bid valuations provided by a pricing service. Futures contracts are valued based on the difference between the last sale price and the opening price of the contract. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 day or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES
AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are

December 31, 2002 (Unaudited)


allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fees applicable to Class A, Class B and Class C shares and the distribution fees applicable to Class B and Class C shares, only.

INTEREST INCOME:
Interest income is recorded on the accrual basis. Premium and discount are being amortized for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

FUTURES CONTRACTS:
The Fund may enter into futures contracts to either hedge against expected declines of their portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at December 31, 2002.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The estimated capital loss carryforward obtained from the Liberty Ohio Tax-Exempt Fund was:
                                   $1,512,102.

Utilization of Liberty Ohio Tax-Exempt Fund's capital loss carryforwards could be subject to merger limitations imposed by the Internal Revenue Code.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE:
Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of the Fund and receives a monthly fee based on the Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS       ANNUAL FEE RATE
------------------------       ---------------
First $100 million                   0.450%
Next $100 million                    0.425%
Over $200 million                    0.400%

ADMINISTRATION FEE:
The Advisor also provides accounting and other services for a monthly fee to the Fund as follows:

AVERAGE DAILY NET ASSETS       ANNUAL FEE RATE
------------------------       ---------------
First $100 million                 0.150%
Next $100 million                  0.125%
Over $200 million                  0.100%

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreements with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended December 31, 2002, the annualized net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's

December 31, 2002 (Unaudited)


average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the period ended December 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $404 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $2,516 and $1,250 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 (the "Plan"), for its Class A, Class B and Class C shares which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% on net assets attributable to shares of the Liberty Ohio Tax-Exempt Fund issued prior to December 1994 and (2) 0.25% on net assets attributable to all other shares. This arrangement results in a rate of service fee payable by Class A, Class B and Class C shares that is a blend between the 0.10% and 0.25% rates. For the period ended December 31, 2002, the annualized service fee for Class A was 0.19%, for Class B was 0.19% and for Class C was 0.19%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.23% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates. The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $67 of custody fees were reduced by balance credits for the six months ended December 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
During the six months ended December 31, 2002, purchases and sales of investments, other than short-term obligations, were $156,127,116 and $123,194,087, respectively.

Unrealized appreciation (depreciation) at December 31, 2002, for federal income tax purposes was:

     Gross unrealized appreciation        $55,659,763
     Gross unrealized depreciation         (7,089,695)
                                          -----------
       Net unrealized appreciation        $48,570,068
                                          ===========

OTHER
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations. At December 31, 2002, the Fund had a significant concentration in Ohio representing 14% of net assets.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by each fund based on the relative asset size of each fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended December 31, 2002, there were no borrowings under the agreement.


 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period is as follows:

                                                                              (UNAUDITED)
                                                                                PERIOD
                                                                                 ENDED
                                                                              ECEMBER 31,
CLASS A SHARES                                                                 2002 (a)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $      8.95
                                                                               -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                             0.06
Net realized and unrealized gain on investments and futures contracts                 0.19
                                                                               -----------
   Total from Investment Operations                                                   0.25
                                                                               -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                           (0.06)
                                                                               -----------
NET ASSET VALUE, END OF PERIOD                                                 $      9.14
                                                                               ===========
Total return (c)(d)                                                                  4.33%
                                                                               ===========
RATIOS/SUPPLEMENTAL DATA:
Expenses (e)(f)                                                                      0.94%
Net investment income (e)(f)                                                         4.49%
Portfolio turnover rate                                                                31%
Net assets, end of period (000's)                                              $    54,886

(a) Class A shares were initially offered on November 1, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(f)  Annualized.


 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout the period is as follows:
                                                                           (UNAUDITED)
                                                                             PERIOD
                                                                              ENDED
                                                                          DECEMBER 31,
CLASS B SHARES                                                              2002 (a)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $      8.95
                                                                            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                          0.05
Net realized and unrealized gain on investments and futures contracts              0.19
                                                                            -----------
   Total from Investment Operations                                                0.24
                                                                            -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                        (0.05)
                                                                            -----------
NET ASSET VALUE, END OF PERIOD                                              $      9.14
                                                                            ===========
Total return (c)(d)                                                               4.20%
                                                                            ===========
RATIOS/SUPPLEMENTAL DATA:
Expenses (e)(f)                                                                   1.69%
Net investment income (e)(f)                                                      3.74%
Portfolio turnover rate                                                             31%
Net assets, end of period (000's)                                           $     9,905

(a) Class B shares were initially offered on November 1, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(f)  Annualized.


 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout the period is as follows:
                                                                          (UNAUDITED)
                                                                            PERIOD
                                                                             ENDED
                                                                         DECEMBER 31,
CLASS C SHARES                                                             2002 (a)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $      8.95
                                                                           -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                         0.06
Net realized and unrealized gain on investments and futures contracts             0.19
                                                                           -----------
   Total from Investment Operations                                               0.25
                                                                           -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                       (0.06)
                                                                           -----------
NET ASSET VALUE, END OF PERIOD                                             $      9.14
                                                                           ===========
Total return (c)(d)(e)                                                           4.25%
                                                                           ===========
RATIOS/SUPPLEMENTAL DATA:
Expenses (f)(g)                                                                  1.43%
Net investment income (f)(g)                                                     4.00%
Waiver/reimbursement (g)                                                         0.52%
Portfolio turnover rate                                                            31%
Net assets, end of period (000's)                                          $     1,412

(a) Class C shares were initially offered on November 1, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(g)  Annualized.


 FINANCIAL HIGHLIGHTS (CONTINUED)


Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED JUNE 30,
                                           DECEMBER 31,     -------------------------------------------------------------
CLASS Z SHARES                                2002 (a)        2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 8.95       $ 8.99        $ 8.65       $ 9.07       $ 9.38       $ 9.11
                                               ------       ------        ------       ------       ------       ------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.21(b)      0.43(b)(c)    0.45(b)      0.47         0.47         0.48
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.18         0.18(c)       0.41        (0.32)       (0.31)        0.27
                                               ------       ------        ------       ------       ------       ------
   Total from Investment Operations              0.39         0.61          0.86         0.15         0.16         0.75
                                               ------       ------        ------       ------       ------       ------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.20)       (0.44)        (0.45)       (0.47)       (0.47)       (0.48)
From net realized gains                            --        (0.21)        (0.07)       (0.10)          --           --
                                               ------       ------        ------       ------       ------       ------
   Total Distributions Declared
     to Shareholders                            (0.20)       (0.65)        (0.52)       (0.57)       (0.47)       (0.48)
                                               ------       ------        ------       ------       ------       ------
NET ASSET VALUE,
   END OF PERIOD                               $ 9.14       $ 8.95        $ 8.99       $ 8.65       $ 9.07       $ 9.38
                                               ======       ======        ======       ======       ======       ======
Total return (d)                                4.40%(e)     7.06%        10.13%        1.86%        1.67%        8.37%
                                               ======       ======        ======       ======       ======       ======
RATIOS/SUPPLEMENTAL DATA:
Expenses (f)                                    0.75%(g)      0.76%        0.74%        0.69%        0.72%        0.72%
Net investment income (f)                       4.62%(g)      4.82%(c)     5.07%        5.39%        5.02%        5.14%
Portfolio turnover rate                           31%           17%          17%          19%          17%          12%
Net assets, end of period (000's)            $443,195      $442,660     $454,366     $458,205     $538,322     $583,138

(a) On July 29, 2002, the Fund's existing shares were redesignated Class Z shares.
(b) Per share was calculated using average shares outstanding during the period.
(c) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of investment income to average net assets from 4.81% to 4.82%. The impact to net investment income and net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.
(d)  Total return at net asset value assuming all distributions reinvested.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

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

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


 TRANSFER AGENT


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Managed Municipals Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Managed Municipals Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Semiannual Report:
Liberty Managed Municipals Fund

Liberty Managed Municipals Fund  SEMIANNUAL REPORT, DECEMBER 31, 2002

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LibertyFunds
A Member of Columbia Managment Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


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                                  U.S. POSTAGE
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                                                798-03/472M-0103 (02/03) 03/0238